Supplemental Oil and Gas Information (Unaudited) Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Table Text Block]
Proved Reserves Summary

The following table illustrates the Partnership's estimated net proved reserves, including changes, and proved developed reserves for the periods indicated, as estimated by Cawley, Gillespie and Associates. Oil and natural gas liquids prices applied for 2013 are based on an average of the prior twelve months first-of-month spot prices of West Texas Intermediate ($96.94 per barrel) and are adjusted for quality, transportation fees, and regional price differentials. Likewise, natural gas prices applied for 2013 are based on an average of the prior twelve months first-of-month spot prices of Henry Hub natural gas ($3.66 per MMBtu) and are adjusted for energy content, transportation fees, and regional price differentials. All prices are held constant in accordance with SEC guidelines.

As shown in the following reconciliation table, the Partnership recognized significant negative revisions to its estimates of proved natural gas reserves in 2013. These negative revisions were due in large part to the Partnership's decision to remove a number of undeveloped locations from its Five Year Development Plan. These undeveloped locations were expected to generate lower-than-acceptable economic performance given our current outlook for commodity prices, and/or were undeveloped locations on non-operated acreage for which we lacked reasonable certainty of development. These undeveloped locations were recategorized as probable reserves. We also recategorized some undeveloped locations as contingent resources because our revised production and cost forecasts indicated these locations were non-commercial under SEC guidelines at the time of determination.

	Proved Reserves
	Oil (MBbls)	Gas (MMcf)	Natural Gas Liquids (MBbls)
Proved reserves, January 1, 2011	8,696	38,382	6,176
Extensions and discoveries	215	14,523	903
Purchase of minerals in place	3,830	198,826	4,815
Production	(1,118)	(12,636)	(805)
Revision of previous estimates	(101)	(5,073)	258
Proved reserves, December 31, 2011	11,522	234,022	11,347
Extensions and discoveries	1,405	31,524	2,136
Purchase of minerals in place	104	128	18
Production	(1,184)	(16,443)	(1,121)
Sales of mineral in place	—	(13,331)	—
Revision of previous estimates	1,137	(41,471)	486
Proved reserves, December 31, 2012	12,984	194,429	12,866
Extensions and discoveries	2,712	29,137	3,180
Production	(1,222)	(12,804)	(1,156)
Revision of previous estimates	(932)	(33,536)	(253)
Proved reserves, December 31, 2013	13,542	177,226	14,637

Proved Developed Reserves
Proved developed reserves, January 1, 2011	8,299	29,686	5,758
Proved developed reserves, December 31, 2011	10,271	165,269	9,307
Proved developed reserves, December 31, 2012	10,993	136,545	10,445
Proved developed reserves, December 31, 2013	10,153	126,950	10,766

Proved Undeveloped Reserves
Proved undeveloped reserves, January 1, 2011	397	8,696	418
Proved undeveloped reserves, December 31, 2011	1,251	68,753	2,040
Proved undeveloped reserves, December 31, 2012	1,991	57,884	2,421
Proved undeveloped reserves, December 31, 2013	3,389	50,276	3,871

The primary drivers behind the changes to our proved reserves for the years ended December 31, 2011, 2012 and 2013 are described in more detail below.

2011:

•	purchases of minerals in place were significant in 2011 and were almost entirely related to the Crow Creek Acquisition;

•	extensions and discoveries were related to drilling by us and other operators on our Crow Creek assets, primarily in the Cana Play and Golden Trend area in Oklahoma; and

•
revisions to previous estimates were relatively small and were primarily due to reductions caused by changes in condensate and NGL yields at our Big Escambia Creek field, and well performance at our Ward Estes and Ginger fields, partially offset by higher prices which extended the economic life and reserves of some wells.

2012:

•	Purchase of minerals in place were insignificant in 2012;

•	extensions and discoveries were primarily related to drilling by us and other operators in the Golden Trend area and the nearby SCOOP Play in Oklahoma;

•	sales of minerals in place were related to the sale of our Barnett Shale assets in December 2012; and

•	revisions to previous estimates were primarily the result of lower natural gas prices which reduced the economic life and reserves of many wells.

2013:

•	Purchases and sales of minerals in place did not occur in 2013;

•	extensions and discoveries were primarily related to drilling by us and other operators in the Golden Trend area and the nearby SCOOP Play in Oklahoma; and

•
revisions to previous estimates were primarily the result of updating our Five Year Development Plan to recategorize as probable reserves those undeveloped wells that we are not reasonably certain of drilling in five years due to their expected economic performance, or because they are operated by others and we do have assurance from the operators of their intent to develop them; and because we recategorized other proved undeveloped reserves as contingent resources due to revised performance expectations and other factors. All of these revisions were primarily in the Mid-Continent Region.

Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]
The following table illustrates the total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization at December 31, 2013, 2012 and 2011:

	As of December 31, 2013	As of December 31, 2012	As of December 31, 2011
($ in thousands)
Proved properties	$1,156,895	$1,213,622	$1,050,872
Unproved properties—excluded from depletion	10,022	31,823	91,363
Gross oil and gas properties	1,166,917	1,245,445	1,142,235
Accumulated depreciation, depletion, amortization	(353,679)	(269,376)	(190,833)
Net oil and gas properties	$813,238	$976,069	$951,402

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure [Table Text Block]
Costs incurred in property acquisition, exploration and development activities were as follows for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
($ in thousands)
Property acquisition costs, proved	$—	$2,582	$465,088
Property acquisition costs, unproved	—	—	103,337
Development costs	124,032	135,692	90,418
Total costs	$124,032	$138,274	$658,843

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Table Text Block]
The Standardized Measure is as follows as of December 31, 2013, 2012 and 2011:

	As of December 31, 2013	As of December 31, 2012	As of December 31, 2011
		(As Adjusted)	(As Adjusted)
($ in thousands)
Future cash inflows	$2,423,350	$2,279,735	$2,516,812
Future production costs	(737,468)	(767,004)	(845,530)
Future development costs	(318,778)	(354,690)	(315,019)
Future net cash flows before income taxes	1,367,104	1,158,041	1,356,263
Future income tax (expense) benefit	(1,212)	(1,086)	(1,831)
Future net cash flows before 10% discount	1,365,892	1,156,955	1,354,432
10% annual discount for estimated timing of cash flows	(715,386)	(621,826)	(711,846)
Total standardized measure of discounted future net cash flows	$650,506	$535,129	$642,586

The tables below present the Partnership’s previously-disclosed SMOG values, the revised values (which exclude sulfur revenues), and the differences between them for years ending December 31, 2012 and 2011.  The differences between the two sets of values are most pronounced in the future cash inflows and future production costs.  The change in future cash inflows is due to a shortening of the economic life of certain properties when sulfur revenues are excluded. The change in future production costs is the result of the exclusion of sulfur revenues, which were historically shown as an offset to the cost to transport and market the sulfur.  In some prior years, the cost to transport and market the sulfur exceeded the total sulfur revenues, resulting in a net cost. In other prior years, sulfur revenues exceeded the cost to transport and market the sulfur, resulting in net positive cash flows. In order to maintain consistency across periods and to show only hydrocarbon revenues as future cash inflows, the Partnership reported the net impact from the sale of sulfur in all periods within future production costs.

The following summarizes the revisions to the Standardized Measure for fiscal years 2012 and 2011:

	As of December 31, 2012
	As Reported	Revisions	As Adjusted
($ in thousands)
Future cash inflows	$2,315,266	$(35,531)	$2,279,735
Future production costs	(669,896)	(97,108)	(767,004)
Future development costs	(359,154)	4,464	(354,690)
Future net cash flows before income taxes	1,286,216	(128,175)	1,158,041
Future income tax (expense) benefit	(1,321)	235	(1,086)
Future net cash flows before 10% discount	1,284,895	(127,940)	1,156,955
10% annual discount for estimated timing of cash flows	(680,855)	59,029	(621,826)
Total standardized measure of discounted future net cash flows	$604,040	$(68,911)	$535,129

	As of December 31, 2011
	As Reported	Revisions	As Adjusted
($ in thousands)
Future cash inflows	$2,562,650	$(45,838)	$2,516,812
Future production costs	(742,749)	(102,781)	(845,530)
Future development costs	(317,405)	2,386	(315,019)
Future net cash flows before income taxes	1,502,496	(146,233)	1,356,263
Future income tax (expense) benefit	(2,379)	548	(1,831)
Future net cash flows before 10% discount	1,500,117	(145,685)	1,354,432
10% annual discount for estimated timing of cash flows	(778,520)	66,674	(711,846)
Total standardized measure of discounted future net cash flows	$721,597	$(79,011)	$642,586

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Table Text Block]
Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The following is a summary of the changes in the Standardized Measure of discounted future net cash flows for the Partnership's proved oil and natural gas reserves for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
		(As Adjusted)	(As Adjusted)
($ in thousands)
Beginning of year	$535,129	$642,586	$284,687
Sale of oil and gas produced, net of production costs	(150,457)	(132,451)	(138,860)
Net changes in prices and production costs	2,720	(78,247)	143,023
Extensions, discoveries and improved recovery, less related costs	136,464	66,460	40,832
Previously estimated development costs incurred during the period	21,470	53,111	90,418
Net changes in future development costs	107,951	36,914	(119,121)
Revisions of previous quantity estimates	(103,351)	(76,434)	(34,497)
Purchases of property	—	2,811	324,652
Sales of property	—	(5,063)	—
Accretion of discount	49,233	60,734	26,225
Net changes in income taxes	(36)	317	(519)
Other	51,383	(35,609)	25,746
End of year	$650,506	$535,129	$642,586

The following summarizes the revisions to the changes in the Standardized Measure for fiscal years 2012 and 2011.

	Year Ended December 31, 2012
	As Reported	Revisions	As Adjusted
($ in thousands)
Beginning of year	$721,597	$(79,011)	$642,586
Sale of oil and gas produced, net of production costs	(132,451)	—	(132,451)
Net changes in prices and production costs	(76,759)	(1,488)	(78,247)
Extensions, discoveries and improved recovery, less related costs	66,460	—	66,460
Previously estimated development costs incurred during the period	53,111	—	53,111
Net changes in future development costs	36,503	411	36,914
Revisions of previous quantity estimates	(85,176)	8,742	(76,434)
Purchases of property	2,811	—	2,811
Sales of property	(5,063)	—	(5,063)
Accretion of discount	67,956	(7,222)	60,734
Net changes in income taxes	564	(247)	317
Other	(45,513)	9,904	(35,609)
End of year	$604,040	$(68,911)	$535,129

	Year Ended December 31, 2011
	As Reported	Revisions	As Adjusted
($ in thousands)
Beginning of year	$333,993	$(49,306)	$284,687
Sale of oil and gas produced, net of production costs	(138,860)	—	(138,860)
Net changes in prices and production costs	170,917	(27,894)	143,023
Extensions, discoveries and improved recovery, less related costs	40,832	—	40,832
Previously estimated development costs incurred during the period	90,418	—	90,418
Net changes in future development costs	(117,783)	(1,338)	(119,121)
Revisions of previous quantity estimates	(26,447)	(8,050)	(34,497)
Purchases of property	324,652	—	324,652
Accretion of discount	30,728	(4,503)	26,225
Net changes in income taxes	(621)	102	(519)
Other	13,768	11,978	25,746
End of year	$721,597	$(79,011)	$642,586

Results of Operations for Oil and Gas Producing Activities Disclosure [Table Text Block]
Results of Operations

The following are the results of operations for the Partnership's oil and natural gas producing activities for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
($ in thousands)
Revenues:
Sales to third parties	$146,210	$135,842	$138,383
Intercompany sales	47,048	53,343	48,203
Total revenues	193,258	189,185	186,586
Costs and expenses:
Production costs	54,354	56,734	47,726
General and administrative	11,419	12,162	11,124
Depreciation, depletion, and amortization	87,456	88,777	65,531
Impairment and other	214,286	45,289	11,728
Total costs and expenses	367,515	202,962	136,109
Total result of operations	$(174,257)	$(13,777)	$50,477